Accruals And Other Liabilities - Schedule of Accruals And Other Liabilities (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Accrued liabilities and other current liabilities
Deposits from merchants	[1]	¥ 159,035		¥ 193,479
Receipts under custody	[2]	140,084		147,592
Accrued advertisement expenses		12,105		15,315
Payable for Broadcasting License acquired (Note 12)		0		13,000
Accrued expenses		7,426		9,131
Other payables		14,477		15,019
Total		333,127	$ 50,845	393,536
Non-current
Initial reimbursement payment from depositary bank	[3]	2,151		3,644
Total		¥ 335,278		¥ 397,180

[1]	The customer deposits mainly represent the cash deposits as collateral collected from the merchants of the online platform. The deposit can be withdrawn immediately after the merchants terminate its online shop on the platform.
[2]	The receipts under custody mainly represent the amounts received by the Group from the registered users for their purchase through the Company’s online market platform, and have not been remitted to the third-party merchants yet.
[3]	The Company received initial reimbursement payment of US$935 (RMB6,297) from depositary bank in January 2019. The amount was recorded ratably as other income over a 5 year arrangement period. For the year ended March 31, 2020 and 2021, the Company has recorded RMB1,303 and RMB1,267 in other income. For the year ended March 31, 2021, the Group received an additional reimbursement payment of US$1,638 (RMB10,829) from depositary bank for the transaction costs incurred in the prior years and the amount was recorded in other income.